Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 08, 2020	Dec. 31, 2019	Jun. 08, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 01, 2022
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding shares		20.00%					20.00%
Private placement warrants, description							Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds of $9.5 million. Each Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share.		Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 9,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds of $9.5 million. Each Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share.
Warrants price per shares (in Shares)									1.00
Cover expenses		$ 300,000
Repaid amount	$ 163,000
Working capital loans					$ 1,500,000		$ 1,500,000		$ 1,500,000
Office space, secretarial and administrative services	$ 10,000		$ 10,000
General and administrative expenses		0			$ 30,000	$ 20,000	$ 60,000	$ 20,000	$ 80,000
DeepGreen Metals Inc. [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 7.00		$ 7.00		$ 1.75	$ 15
Amount payable							$ 22,917		$ 22,917
DeepGreen Metals Inc. [Member] | SSCS Pte Ltd [Member]
Related Party Transactions (Details) [Line Items]
Consulting services		248,308					137,500	161,820	275,000
Amount payable		22,917							22,917
DeepGreen Metals Inc. [Member] | Ocean Renaissance LLC [Member]
Related Party Transactions (Details) [Line Items]
Consulting services		354,999					187,529	$ 186,264	366,667
Amount payable		$ 17,484					$ 489		$ 175
Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business combination price (in Dollars per share)					10.00		$ 10.00		$ 10.00
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased of ordinary shares (in Shares)		8,625,000
Aggregate price		$ 25,000
Sponsor transferred founder Shares (in Shares)				30,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Aggregate ordinary shares of subject to forfeiture (in Shares)		1,125,000							1,125,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 12.00		$ 12.00		$ 12.00
Aggregate ordinary shares of subject to forfeiture (in Shares)		0			30,000,000		30,000,000		22,726,721
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate ordinary shares of subject to forfeiture (in Shares)					1,125,000		1,125,000		1,125,000
Percentage of issued and outstanding shares								20.00%	20.00%
Warrant [Member] | Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business combination price (in Dollars per share)					$ 1.00		$ 1.00		$ 1.00